UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

Item 1. Reports to Stockholders.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended October 31, 2016. The net asset values (NAV) per share at that date were $10.03, $10.03, $10.04, $10.04 and $10.04 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended October 31, 2016
Cohen & Steers Low Duration Preferred and Income Fund—Class A Shares	3.44%
Cohen & Steers Low Duration Preferred and Income Fund—Class C Shares	3.23%
Cohen & Steers Low Duration Preferred and Income Fund—Class I Shares	3.71%
Cohen & Steers Low Duration Preferred and Income Fund—Class R Shares	3.42%
Cohen & Steers Low Duration Preferred and Income Fund—Class Z Shares	3.71%
BofA Merrill Lynch 1-3 Year U.S. Corporate Index[a]	1.01%
Blended Benchmark—65% BofA Merrill Lynch 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% BofA Merrill Lynch 1-5 Year U.S. Corporate Index[a]	4.23%
S&P 500 Index[a]	4.06%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends a  The BofA Merrill Lynch 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. The Blended Benchmark consists of 65% BofA Merrill Lynch 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% BofA Merrill Lynch 1-5 Year U.S. Corporate Index. The BofA Merrill Lynch 8% Constrained Developed Markets Low Duration Capital Securities Custom Index tracks the performance of select U.S. dollar-denominated fixed and floating-rate preferred, corporate and contingent capital securities, with a remaining term to final maturity of one year or more, but less than five years. The BofA Merrill Lynch 1-5 Year U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity of less than five years. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 2.00% initial sales charge on Class A shares and 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund's investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Market Review

Low-duration preferred securities had positive returns for the six-month period ended October 31, 2016. The period was generally favorable for fixed income classes amid modest economic growth and a benign interest-rate backdrop. Bond yields ended up about where they were at the start of the period, after initially declining. The yield on the 10-year U.S. Treasury note fell below 1.4% in the days after the U.K. Brexit decision in late June, when investors sought safe havens. However, it returned to 1.8% by the end of October on signs of higher inflation and with increasing expectations that the Federal Reserve would raise short-term interest rates by the end of the year.

Credit-sensitive fixed income securities mostly outperformed high-quality bonds such as Treasuries for the period, as continued economic growth and a recovery in oil prices from early-2016 lows supported a general tightening in yield spreads. High-yield debt, which is well represented by energy companies, was especially strong in this environment.

Financial profiles of banks, by far the largest issuers of preferreds, remained strong, with ample capital and adequate profitability, even in the face of subdued economic growth. It is notable that in June U.S. banks passed the Federal Reserve's widely anticipated annual stress test, receiving positive grades for both the quantitative and qualitative parts of the tests. In a sign of the strength of banks' balance sheets, the Fed gave the banks permission to return more capital to shareholders. As well, large European banks passed regulatory stress tests that were also based on harsh market and economic assumptions.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Fund Performance

The Fund had a positive total return in the period, although it underperformed its blended benchmark. Security selection in the banking sector, particularly among U.S. banks, detracted from relative performance. Factors that hindered relative performance in the sector included our out-of-index position in an issue from Farm Credit Bank that had a relatively small gain and our non-ownership of certain securities from Citigroup that performed well.

Our substantial underweight in short-term investment-grade corporate bonds, which make up 35% of the Fund's blended benchmark, was the primary positive contributor to relative performance. High-quality corporate bonds had a relatively modest gain in the period, trailing the short-term preferred index that makes up the other 65% of the Fund's blended benchmark. Other factors that helped the Fund's relative performance included our overweight in the utilities sector, which was a top performer in the period.

While the Fund underperformed its blended benchmark, it outperformed its primary benchmark (the BofA Merrill Lynch 1-3 Year U.S. Corporate Index), which focuses on investment-grade corporate bonds with maturities of one to three years. We manage the Fund with an investment philosophy focused on income and capital preservation that may be more consistent with this benchmark over time.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of forward foreign currency exchange contracts for managing currency risk on certain Fund positions denominated in foreign currencies. These contracts did not have a material impact on the Fund's total return during the six-month period ended October 31, 2016.

Sincerely,

WILLIAM F. SCAPELL	ELAINE ZAHARIS-NIKAS
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Performance Review (Unaudited)

Total Returns—For Period Ended October 31, 2016

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
Since Inception[c] (with sales charge)	1.45%[a]	1.97%[b]	—	—	—
Since Inception[c] (without sales charge)	3.52%	2.97%	3.89%	3.36%	3.89%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

For the three months ended July 31, 2016, the annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the November 30, 2015 prospectus were as follows: Class A—1.90% and 1.15%; Class C—2.55% and 1.80%; Class I—1.65% and 0.80%; Class R—2.05% and 1.30%; and Class Z—1.55% and 0.80%. Effective August 1, 2016 the annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the August 1, 2016 prospectus, as supplemented on September 26, 2016, were as follows: Class A—1.90% and 0.90%; Class C—2.55% and 1.55%; Class I—1.65% and 0.55%; Class R—2.05% and 1.05%; and Class Z—1.55% and 0.55%. Through June 30, 2018, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 0.90% for Class A shares, 1.55% for Class C shares, 0.55% for Class I shares, 1.05% for Class R shares and 0.55% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a Reflects a 2.00% front-end sales charge.

b Reflects a contingent deferred sales charge of 1.00%.

c Inception date of November 30, 2015.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2016—October 31, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period[a] May 1, 2016– October 31, 2016
Class A
Actual (3.44% return)	$1,000.00	$1,034.40	$5.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.27	$4.99
Class C
Actual (3.23% return)	$1,000.00	$1,032.30	$8.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.99	$8.29
Class I
Actual (3.71% return)	$1,000.00	$1,037.10	$3.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.03	$3.21
Class R
Actual (3.42% return)	$1,000.00	$1,034.20	$5.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.51	$5.75
Class Z
Actual (3.71% return)	$1,000.00	$1,037.10	$3.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.03	$3.21

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 0.98%, 1.63%, 0.63%, 1.13% and 0.63%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

October 31, 2016
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
General Electric Co., 5.00%, Series D	$4,647,768	4.7
Farm Credit Bank of Texas, 10.00%, Series I	3,728,625	3.8
Wells Fargo & Co., 7.98%, Series K	3,522,656	3.6
Rabobank Nederland, 11.00%, 144A (Netherlands)	3,444,653	3.5
Goldman Sachs Group/The, 5.70%, Series L	2,737,125	2.8
JPMorgan Chase & Co., 7.90%, Series I	2,554,200	2.6
Goldman Sachs Group/The, 2.64%, due 10/28/27, Series GMTN (FRN)	2,106,653	2.1
Metropolitan Life Global Funding I, 1.55%, due 9/13/19, 144A	2,092,765	2.1
Hartford Financial Services Group/The, 8.125%, due 6/15/38	1,861,500	1.9
AT&T, 5.20%, due 3/15/20	1,694,304	1.7

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	4.6%
BANKS	3.9%
Citigroup Capital XIII, 7.257%, due 10/30/40, (FRN)		19,000	$494,190
First Republic Bank, 7.00%, Series E		9,630	261,936
GMAC Capital Trust I, 6.602%, due 2/15/40, Series 2 (TruPS) (FRN)		64,500	1,646,685
JPMorgan Chase & Co, 6.70%, Series T		12,914	354,102
KeyCorp, 8.625%, Series C		25,248	658,973
Wells Fargo & Co., 8.00%, Series J		17,000	461,380
			3,877,266
BANKS—FOREIGN	0.2%
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)		5,981	154,011
INSURANCE	0.5%
MULTI-LINE—FOREIGN	0.2%
ING Groep N.V., 7.20% (Netherlands)		7,000	181,090
REINSURANCE—FOREIGN	0.3%
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)		13,467	347,448
TOTAL INSURANCE			528,538
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$4,556,562)			4,559,815
PREFERRED SECURITIES—CAPITAL SECURITIES	73.3%
BANKS	28.0%
Bank of America Corp., 6.30%, Series DD		1,070,000	1,170,205
Bank of America Corp., 8.00%, Series K		550,000	561,000
Bank of America Corp., 6.50%, Series Z		1,050,000	1,140,563
BankBoston Capital Trust IV, 1.441%, due 6/8/28, (FRN)		100,000	86,625
Capital One Financial Corp., 5.55%, Series E		1,400,000	1,419,053
Citigroup, 5.95%, Series Q		1,300,000	1,335,750
Citigroup, 6.125%, Series R		1,600,000	1,674,640
Citigroup, 6.25%, Series T		950,000	1,024,005
CoBank ACB, 6.25%, Series I		300,000	324,850
Farm Credit Bank of Texas, 10.00%, Series I		3,050	3,728,625
Goldman Sachs Group/The, 2.64%, due 10/28/27, Series GMTN (FRN)		2,100,000	2,106,653
Goldman Sachs Group/The, 5.70%, Series L		2,700,000	2,737,125

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2016 (Unaudited)

		Number of Shares	Value
JPMorgan Chase & Co., 7.90%, Series I		2,475,000	$2,554,200
JPMorgan Chase & Co., 6.75%, Series S		325,000	361,156
JPMorgan Chase & Co., 5.30%, Series Z		800,000	814,000
Mellon Capital IV, 4.00%, Series 1 (FRN)		620,000	540,175
PNC Financial Services Group/The, 6.75%		1,425,000	1,583,531
SunTrust Capital III, 1.50%, due 3/15/28 (FRN)		100,000	80,750
US Bancorp, 5.125%, Series I		450,000	475,313
Wachovia Capital Trust III, 5.57% (FRN)		300,000	300,750
Wells Fargo & Co., 7.98%, Series K		3,375,000	3,522,656
			27,541,625
BANKS—FOREIGN	17.8%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75%, 144A (Australia)[a]		650,000	714,702
Banco Bilbao Vizcaya Argentaria SA, 8.875% (EUR) (Spain)		400,000	474,188
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)		400,000	416,750
Barclays Bank PLC, 14.00%, Series RCI (GBP) (United Kingdom)		100,000	151,144
Barclays PLC, 7.875% (United Kingdom)		400,000	398,140
Barclays PLC, 8.25% (United Kingdom)		600,000	609,225
BNP Paribas SA, 7.625%, 144A (France)[a]		600,000	628,500
Credit Agricole SA, 8.125%, 144A (France)[a]		400,000	430,768
Credit Agricole SA, 8.375%, 144A (France)[a]		600,000	678,468
DNB Bank ASA, 6.50% (Norway)		800,000	818,418
HSBC Holdings PLC, 6.875% (United Kingdom)		1,400,000	1,477,000
Rabobank Nederland, 8.40% (Netherlands)		400,000	415,740
Rabobank Nederland, 11.00%, 144A (Netherlands)[a]		2,850,000	3,444,653
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)		1,200,000	1,197,000
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (United Kingdom)		300,000	308,021
SMFG Preferred Capital, 9.50%, 144A (Cayman Islands)[a]		1,200,000	1,352,542
Societe Generale SA, 7.375%, 144A (France)[a]		400,000	397,600
Societe Generale SA, 8.25%, Series EMTN (France)		600,000	618,750
Societe Generale SA, 8.875% (GBP) (France)		100,000	134,553
Standard Chartered PLC, 7.50%, 144A (United Kingdom)[a]		600,000	605,625
UBS AG, 7.25%, due 2/22/22, Series EMTN (Switzerland)		800,000	812,812

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2016 (Unaudited)

		Number of Shares	Value
UBS Group AG, 6.875% (Switzerland)		200,000	$201,164
UBS Group AG, 7.125% (Switzerland)		400,000	410,500
UBS Group AG, 7.125% (Switzerland)		800,000	820,000
			17,516,263
ELECTRIC—INTEGRATED ELECTRIC	0.8%
Southern California Edison Co, 6.25%, Series E		700,000	784,875
FINANCIAL	1.5%
DIVERSIFIED FINANCIAL SERVICES	0.9%
State Street Corp., 5.25%, Series F		850,000	897,175
INVESTMENT BANKER/BROKER	0.6%
Charles Schwab Corp./The, 7.00%		500,000	589,375
TOTAL FINANCIAL			1,486,550
INDUSTRIALS—DIVERSIFIED MANUFACTURING	4.7%
General Electric Co., 5.00%, Series D		4,382,000	4,647,768
INSURANCE	15.6%
LIFE/HEALTH INSURANCE	2.4%
MetLife, 5.25%, Series C		1,140,000	1,164,225
Prudential Financial, 8.875%, due 6/15/38		1,077,000	1,192,778
			2,357,003
LIFE/HEALTH INSURANCE—FOREIGN	5.1%
Aegon NV, 1.677%, ($100 Par Value) (FRN) (Netherlands)		150,000	103,065
CNP Assurances, 7.50% (France)		700,000	750,523
Dai-ichi Life Insurance Co. Ltd., 7.25%, 144A (Japan)[a]		990,000	1,173,145
Friends Life Holdings PLC, 7.875% (United Kingdom)		1,111,000	1,201,435
ING Capital Funding Trust III, 4.438%, Series 9 (FRN) (Netherlands)		900,000	895,500
La Mondiale Vie, 7.625% (France)		850,000	914,813
			5,038,481
MULTI-LINE	1.9%
Hartford Financial Services Group/The, 8.125%, due 6/15/38		1,700,000	1,861,500

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2016 (Unaudited)

		Number of Shares	Value
MULTI-LINE—FOREIGN	2.1%
Aviva PLC, 8.25% (United Kingdom)		1,050,000	$1,112,255
AXA SA, 6.463%, 144A (France)[a]		900,000	942,930
			2,055,185
PROPERTY CASUALTY	1.6%
ZFS Finance USA Trust V, 6.50%, due 5/9/37, 144Aa		1,500,000	1,514,625
REINSURANCE—FOREIGN	2.5%
Aquarius + Investments PLC, 6.375%, due 9/1/24 (Ireland)		800,000	843,116
Aquarius + Investments PLC, 8.25% (Ireland)		1,500,000	1,615,158
			2,458,274
TOTAL INSURANCE			15,285,068
MATERIAL—METALS & MINING	1.1%
BHP Billiton Finance USA Ltd., 6.25%, due 10/19/75, 144A (Australia)[a]		800,000	869,000
BHP Billiton Finance USA Ltd., 6.75%, due 10/19/75, 144A (Australia)[a]		200,000	227,000
			1,096,000
PIPELINES	0.6%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)		492,000	527,670
REAL ESTATE	1.5%
DIVERSIFIED	1.0%
VEREIT, 3.00%, due 8/1/18 (Convertible)		1,000,000	1,000,625
SHOPPING CENTERS—FREE STANDING	0.5%
Tanger Properties LP, 6.125%, due 6/1/20		442,000	498,124
TOTAL REAL ESTATE			1,498,749
UTILITIES—ELECTRIC UTILITIES—FOREIGN	1.7%
Emera, 6.75%, due 6/15/76, Series 16-A (Canada)		645,000	714,027
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)[a]		800,000	935,600
			1,649,627
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$77,545,137)			72,034,195

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2016 (Unaudited)

		Principal Amount	Value
CORPORATE BONDS	18.0%
BANKS	0.4%
JPMorgan Chase Bank NA, 1.65%, due 9/23/19		$400,000	$400,989
BANKS—FOREIGN	1.0%
HSBC Holdings PLC, 2.65%, due 1/5/22 (United Kingdom)		1,000,000	995,692
ELECTRIC—REGULATED ELECTRIC	0.5%
Southern Co./The, 2.15%, due 9/1/19		500,000	506,205
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.9%
Ford Motor Credit Co. LLC, 2.021%, due 5/3/19		390,000	390,163
General Motors Financial Co, 2.40%, due 5/9/19		450,000	450,691
			840,854
INSURANCE	2.6%
LIFE/HEALTH INSURANCE	2.1%
Metropolitan Life Global Funding I, 1.55%, due 9/13/19, 144Aa		2,100,000	2,092,765
PROPERTY CASUALTY—FOREIGN	0.5%
XLIT Ltd., 2.30%, due 12/15/18 (Cayman Islands)		500,000	505,011
TOTAL INSURANCE			2,597,776
INTEGRATED TELECOMMUNICATIONS SERVICES	2.5%
AT&T, 5.20%, due 3/15/20		1,537,000	1,694,304
Telecom Italia Capital SA, 6.999%, due 6/4/18 (Italy)		400,000	431,500
Verizon Communications, 1.375%, due 8/15/19		270,000	267,887
			2,393,691
REAL ESTATE	9.1%
DIVERSIFIED	2.1%
National Retail Properties, 6.875%, due 10/15/17		850,000	892,862
NorthStar Realty Europe Corp., 4.625%, due 12/15/16, 144Aa		250,000	250,619
Select Income REIT, 2.85%, due 2/1/18		950,000	956,077
			2,099,558
FINANCE	3.1%
iStar Financial, 4.00%, due 11/1/17		650,000	652,437
VEREIT Operating Partnership LP, 3.00%, due 2/6/19		1,000,000	1,014,010
VEREIT Operating Partnership LP, 4.125%, due 6/1/21		1,350,000	1,410,750
			3,077,197

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2016 (Unaudited)

		Principal Amount	Value
HEALTH CARE	1.7%
Welltower, 4.95%, due 1/15/21		1,500,000	$1,652,908
OFFICE	0.4%
Boston Properties LP, 5.625%, due 11/15/20		343,000	387,401
SHOPPING CENTERS	1.8%
COMMUNITY CENTER	1.2%
DDR Corp., 7.875%, due 9/1/20		250,000	298,253
Kimco Realty Corp., 6.875%, due 10/1/19		750,000	857,282
			1,155,535
FREE STANDING	0.6%
Realty Income Corp., 6.75%, due 8/15/19		500,000	567,654
TOTAL SHOPPING CENTERS			1,723,189
TOTAL REAL ESTATE			8,940,253
UTILITIES—ELECTRIC UTILITIES	1.0%
Emera US Finance LP, 2.15%, due 6/15/19, 144Aa		1,000,000	1,009,439
TOTAL CORPORATE BONDS (Identified cost—$11,194,150)			17,684,899
		Number of Shares
SHORT-TERM INVESTMENTS	1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.22%[b]		1,100,000	1,100,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,100,000)			1,100,000
TOTAL INVESTMENTS (Identified cost—$94,395,849)	97.0%		95,378,909
OTHER ASSETS IN EXCESS OF LIABILITIES	3.0		2,901,185
NET ASSETS	100.0%		$98,280,094

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2016 (Unaudited)

Forward foreign currency exchange contracts outstanding at October 31, 2016 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	424,782	USD	478,076	11/2/16	$11,771
Brown Brothers Harriman	GBP	235,900	USD	306,528	11/2/16	17,786
Brown Brothers Harriman	USD	465,740	EUR	424,782	11/2/16	565
Brown Brothers Harriman	USD	287,954	GBP	235,900	11/2/16	788
Brown Brothers Harriman	EUR	431,930	USD	474,095	12/2/16	(626)
Brown Brothers Harriman	GBP	233,527	USD	285,190	12/2/16	(813)
						$29,471

Glossary of Portfolio Abbreviations

EUR  Euro Currency

FRN  Floating Rate Note

GBP  Great British Pound

REIT  Real Estate Investment Trust

TruPS  Trust Preferred Securities

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Resale is restricted to qualified institutional investors. Aggregate holdings equal 17.6% of the net assets of the Fund, of which 0.0% are illiquid.

b  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$94,395,849)	$95,378,909
Cash	1,739,857
Receivable for:
Dividends and interest	1,346,668
Fund shares sold	506,382
Unrealized appreciation on forward foreign currency exchange contracts	30,910
Due from investment advisor	8,578
Other assets	41
Total Assets	99,011,345
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	1,439
Payable for:
Investment securities purchased	441,017
Dividends declared	96,728
Fund shares redeemed	89,931
Administration fees	3,446
Shareholder servicing fees	1,544
Distribution fees	807
Directors' fees	52
Other liabilities	96,287
Total Liabilities	731,251
NET ASSETS	$98,280,094
NET ASSETS consist of:
Paid-in capital	$97,531,703
Dividends in excess of net investment income	(149,468)
Accumulated net realized loss	(113,957)
Net unrealized appreciation	1,011,816
$98,280,094

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

October 31, 2016 (Unaudited)

CLASS A SHARES:
NET ASSETS	$23,172,584
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,309,367
Net asset value and redemption price per share	$10.03
Maximum offering price per share ($10.03 ÷ 0.98)[a]	$10.23
CLASS C SHARES:
NET ASSETS	$2,218,437
Shares issued and outstanding ($0.001 par value common stock outstanding)	221,248
Net asset value and offering price per share[b]	$10.03
CLASS I SHARES:
NET ASSETS	$72,838,321
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,252,821
Net asset value, offering and redemption price per share	$10.04
CLASS R SHARES:
NET ASSETS	$40,710
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,053
Net asset value, offering and redemption price per share	$10.04
CLASS Z SHARES:
NET ASSETS	$10,042
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,000
Net asset value, offering and redemption price per share	$10.04

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2016 (Unaudited)

Investment Income:
Interest income	$1,054,253
Dividend income	137,964
Total Investment Income	1,192,217
Expenses:
Investment management fees	178,045
Registration and filing fees	67,324
Professional fees	53,273
Administration fees	35,319
Distribution fees—Class A	19,267
Distribution fees—Class C	4,698
Distribution fees—Class R	72
Shareholder servicing fees—Class A	7,707
Shareholder servicing fees—Class C	1,566
Shareholder servicing fees—Class I	2,061
Shareholder reporting expenses	6,922
Custodian fees and expenses	4,117
Directors' fees and expenses	3,400
Transfer agent fees and expenses	3,380
Miscellaneous	6,153
Total Expenses	393,304
Reduction of Expenses (See Note 2)	(182,604)
Net Expenses	210,700
Net Investment Income (Loss)	981,517
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,314
Foreign currency transactions	39,113
Net realized gain (loss)	52,427
Net change in unrealized appreciation (depreciation) on:
Investments	815,622
Foreign currency translations	35,995
Net change in unrealized appreciation (depreciation)	851,617
Net realized and unrealized gain (loss)	904,044
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,885,561

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended October 31, 2016	For the Period November 30, 2015[a] through April 30, 2016
Change in Net Assets:
From Operations:
Net investment income (loss)	$981,517	$417,816
Net realized gain (loss)	52,427	(351,664)
Net change in unrealized appreciation (depreciation)	851,617	160,199
Net increase (decrease) in net assets resulting from operations	1,885,561	226,351
Dividends to Shareholders from: Net investment income:
Class A	(324,040)	(18,602)
Class C	(21,626)	(4,407)
Class I	(844,123)	(382,831)
Class R	(531)	(113)
Class Z	(204)	(136)
Total dividends to shareholders	(1,190,524)	(406,089)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	64,727,800	32,936,995
Total increase (decrease) in net assets	65,422,837	32,757,257
Net Assets:
Beginning of period	32,857,257	100,000
End of period[b]	$98,280,094	$32,857,257

a  Commencement of operations.

b  Includes dividends in excess of net investment income and accumulated undistributed net investment income of $149,468 and $59,539, respectively.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended October 31, 2016	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$9.87	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.17	0.16
Net realized and unrealized gain (loss)	0.18	(0.16)
Total from investment operations	0.35	—
Less dividends to shareholders from:
Net investment income	(0.19)	(0.13)
Total dividends to shareholders	(0.19)	(0.13)
Net increase (decrease) in net asset value	0.16	(0.13)
Net asset value, end of period	$10.03	$9.87
Total investment return[c]	3.44%[d,e]	0.07%[d,e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$23.2	$3.2
Ratio of expenses to average daily net assets (before expense reduction)	1.66%[f]	2.16%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	0.98%[f]	1.15%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	2.66%[f]	2.94%[f]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	3.34%[f]	3.95%[f]
Portfolio turnover rate	24%[d]	40%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Does not reflect sales charges, which would reduce return.

d  Not annualized.

e  The net asset value (NAV) disclosed in the April 30, 2016 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on April 30, 2016. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on April 30, 2016.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended October 31, 2016	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$9.87	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.13	0.12
Net realized and unrealized gain (loss)	0.19	(0.15)
Total from investment operations	0.32	(0.03)
Less dividends to shareholders from:
Net investment income	(0.16)	(0.10)
Total dividends to shareholders	(0.16)	(0.10)
Net increase (decrease) in net asset value	0.16	(0.13)
Net asset value, end of period	$10.03	$9.87
Total investment return[c]	3.23%[d]	–0.25%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.2	$0.5
Ratio of expenses to average daily net assets (before expense reduction)	2.31%[e]	2.87%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.63%[e]	1.80%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	1.96%[e]	1.93%[e]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	2.64%[e]	3.00%[e]
Portfolio turnover rate	24%[d]	40%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Does not reflect sales charges, which would reduce return.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended October 31, 2016	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$9.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.19	0.16
Net realized and unrealized gain (loss)	0.17	(0.14)
Total from investment operations	0.36	0.02
Less dividends to shareholders from:
Net investment income	(0.20)	(0.14)
Total dividends to shareholders	(0.20)	(0.14)
Net increase (decrease) in net asset value	0.16	(0.12)
Net asset value, end of period	$10.04	$9.88
Total investment return	3.71%[c]	0.17%[c]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$72.8	$29.1
Ratio of expenses to average daily net assets (before expense reduction)	1.31%[d]	1.93%[d]
Ratio of expenses to average daily net assets (net of expense reduction)	0.63%[d]	0.80%[d]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	3.04%[d]	2.70%[d]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	3.72%[d]	3.83%[d]
Portfolio turnover rate	24%[c]	40%[c]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Not annualized.

d  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended October 31, 2016	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$9.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.16	0.13
Net realized and unrealized gain (loss)	0.18	(0.14)
Total from investment operations	0.34	(0.01)
Less dividends to shareholders from:
Net investment income	(0.18)	(0.11)
Total dividends to shareholders	(0.18)	(0.11)
Net increase (decrease) in net asset value	0.16	(0.12)
Net asset value, end of period	$10.04	$9.88
Total investment return	3.42%[c]	–0.06%[c]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$40.7	$9.9
Ratio of expenses to average daily net assets (before expense reduction)	1.81%[d]	2.45%[d]
Ratio of expenses to average daily net assets (net of expense reduction)	1.13%[d]	1.30%[d]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	2.47%[d]	2.09%[d]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	3.15%[d]	3.24%[d]
Portfolio turnover rate	24%[c]	40%[c]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Not annualized.

d  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended October 31, 2016	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$9.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.19	0.15
Net realized and unrealized gain (loss)	0.17	(0.13)
Total from investment operations	0.36	0.02
Less dividends to shareholders from:
Net investment income	(0.20)	(0.14)
Total dividends to shareholders	(0.20)	(0.14)
Net increase (decrease) in net asset value	0.16	(0.12)
Net asset value, end of period	$10.04	$9.88
Total investment return	3.71%[c]	0.17%[c]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10.0	$9.9
Ratio of expenses to average daily net assets (before expense reduction)	1.31%[d]	1.96%[d]
Ratio of expenses to average daily net assets (net of expense reduction)	0.63%[d]	0.80%[d]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	3.07%[d]	2.60%[d]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	3.75%[d]	3.76%[d]
Portfolio turnover rate	24%[c]	40%[c]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Not annualized.

d  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on September 2, 2015 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund's investment objective is high current income. The Fund had no operations until November 3, 2015 when it sold 1,000 shares each of Class A, C, R and Z and 6,000 shares of Class I for $100,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). Investment operations commenced on November 30, 2015.The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of October 31, 2016.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities— $25 Par Value	$4,559,815	$4,559,815	$—	$—
Preferred Securities— Capital Securities	72,034,195	—	72,034,195	—
Corporate Bonds	17,684,899	—	17,684,899	—
Short-Term Investments	1,100,000	—	1,100,000	—
Total Investments[a]	$95,378,909	$4,559,815	$90,819,094	$—
Forward foreign currency exchange contracts	$30,910	$—	$30,910	$—
Total Unrealized Appreciation in Other Financial Instruments[a]	$30,910	$—	$30,910	$—
Forward foreign currency exchange contracts	$(1,439)	$—	$(1,439)	$—
Total Unrealized Depreciation in Other Financial Instruments[a]	$(1,439)	$—	$(1,439)	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of October 31, 2016, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Fund.

For the three months ended July 31, 2016, the investment advisor contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) did not exceed 1.15% for Class A

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

shares, 1.80% for Class C shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. On July 25, 2016, the Board of Directors of the Fund approved an amendment to the Fund's fee waiver/expense reimbursement agreement, effective August 1, 2016 through June 30, 2018, whereby the investment advisor contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 0.90% for Class A shares, 1.55% for Class C shares, 0.55% for Class I shares, 1.05% for Class R shares and 0.55% for Class Z shares. This contractual agreement may be amended or terminated at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended October 31, 2016, fees waived and/or expenses reimbursed totaled $182,604.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended October 31, 2016, the Fund incurred $13,696 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution and Service Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a monthly distribution fee, accrued daily and paid monthly, at an annual rate of up to 0.25%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares, respectively. In addition, also under the plan, the Fund may pay the distributor a monthly service fee, accrued daily and paid monthly, at an annual rate of up to 0.10% and 0.25% of the average daily net assets attributable to Class A and Class C shares, respectively. The amounts paid pursuant to the plan for Class A, Class C and Class R shares may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $500,000 or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended October 31, 2016, the Fund has been advised that the distributor received $1,077, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares and $5,000 and $101 of CDSC relating to redemptions of Class A and Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the Distributor receiving amounts greater or less than the upfront commission paid by the Distributor to the financial intermediary.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class I shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $343 for the six months ended October 31, 2016.

Other: At October 31, 2016, the investment advisor and affiliated persons of the investment advisor owned 15.3% of the Fund's outstanding shares. Investment activities of these shareholders could have a significant impact on the Fund. In addition, a person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or terms of the investment advisory agreement with the investment advisor.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended October 31, 2016, totaled $74,744,884 and $13,245,180, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at October 31, 2016 and the effect of derivatives held during the six months ended October 31, 2016, along with the respective location in the financial statements.

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Exchange Risk:
Forward foreign currency exchange contracts[a]	Unrealized appreciation	$30,910	Unrealized depreciation	$1,439

a  Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Operations
Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Exchange Risk:
Forward foreign currency exchange contracts	Net Realized and Unrealized Gain (Loss)	$32,870	$38,629

The following summarizes the volume of the Fund's forward foreign currency exchange contracts activity during the six months ended October 31, 2016:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$973,384
Ending Notional Amount	$759,285

Note 5. Income Tax Information

As of October 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$94,395,849
Gross unrealized appreciation	$1,168,622
Gross unrealized depreciation	(185,562)
Net unrealized appreciation (depreciation)	$983,060

As of April 30, 2016, the Fund had a net capital loss carryforward of $355,532 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $335,822 and a long-term capital loss carryforward of $19,710, which under current federal income tax rules, may offset capital gains recognized in any future period.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended October 31, 2016		For the Period November 30, 2015[a] through April 30, 2016
	Shares	Amount	Shares	Amount
Class A:
Sold	2,152,844	$21,454,041	318,651	$3,144,808
Issued as reinvestment of dividends	30,046	300,804	654	6,462
Redeemed	(192,862)	(1,937,676)	(966)	(9,524)
Net increase (decrease)	1,990,028	$19,817,169	318,339	$3,141,746
Class C:
Sold	166,101	$1,663,349	53,653	$530,858
Issued as reinvestment of dividends	1,463	14,662	61	601
Redeemed	(1,030)	(10,333)	—	—
Net increase (decrease)	166,534	$1,667,678	53,714	$531,459
Class I:
Sold	4,345,340	$43,633,635	2,965,320	$29,478,194
Issued as reinvestment of dividends	30,087	301,692	3,017	29,620
Redeemed	(71,839)	(722,729)	(25,104)	(244,024)
Net increase (decrease)	4,303,588	$43,212,598	2,943,233	$29,263,790
Class R:
Sold	3,018	$30,000	—	$—
Issued as reinvestments of dividends and distributions	35	355	—	—
Net increase (decrease)	3,053	$30,355	—	$—
Class Z:
Net increase (decrease)	—	$—	—	$—

a  Commencement of operations.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company's capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Risks associated with preferred securities differ from risks inherent with other investments. In particular, in the event of bankruptcy, a company's preferred securities are senior to common stock but subordinated to all other types of corporate debt. Corporate bonds sit higher in the capital structure than preferred securities, and therefore in the event of bankruptcy, will be senior to the preferred securities.

Duration Risk: Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security's price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security's coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund's duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Credit and Below Investment Grade Securities Risk: Preferred securities may be rated below investment-grade or may be unrated. Below-investment grade securities, or equivalent unrated securities, which are commonly known as "high-yield bonds" or "junk bonds," generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in "market making," are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund's ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as "CoCos") are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer's capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor's standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or "junk" securities and are therefore subject to the risks of investing in below investment-grade securities.

This is not a complete list of the risks of investing in the Fund. For additional risks of investing in the Fund, please consult the Fund's prospectus.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

On December 6, 2016, the Board of Directors of the Fund approved an increase to the Fund's authorized shares of capital stock. The Fund is now authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share.

Management has evaluated events and transactions occurring after October 31, 2016 through the date that the financial statements were issued, and had determined that no additional disclosure in the financial statements is required.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets. To the extent this occurs, the Fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting held in person on September 15, 2015, the Advisory Agreement was discussed and was unanimously approved for a term ending June 30, 2017 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive session.

In considering whether to approve the Advisory Agreement, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee and expense information compared to peer funds (Peer Funds) prepared by the Investment Advisor and by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with investment management personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors for the other funds it oversees, including presentations by portfolio managers relating to the investment performance of the Fund and other funds

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

or accounts with investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor would provide to the Fund, and for the Investment Advisor, including, but not limited to, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with representatives of the Investment Advisor the type of investments that would be made on behalf of the Fund. The Board of Directors also considered the Investment Advisor's investment philosophy with respect to, and the investment outlook for, the Fund. Additionally, the Board of Directors considered the services provided by the Investment Advisor to other registered funds advised by the Investment Advisor.

In addition, the Board of Directors considered the education, background and experience of the Investment Advisor's personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors noted further the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors concluded that the proposed services of the Investment to the Fund compared favorably to services provided by the Investment Advisor for other funds in both nature and quality. The Board of Directors concluded that the scope of services to be provided by the Investment Advisor would be adequate and appropriate for the Fund.

(ii) Investment performance of the Fund and the Investment Advisor: Because the Fund is newly formed, the Board of Directors did not consider the investment performance of the Fund. Referencing the discussions above, the Board of Directors found that the Investment Advisor had the necessary expertise to manage the Fund. The Board of Directors determined that the Investment Advisor would be an appropriate investment advisor for the Fund.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the anticipated cost of the Investment Advisor's services. As part of its analysis, the Board of Directors considered fee and expense estimates compiled by the Investment Advisor and by an independent data provider. The Board of Directors considered that the Investment Advisor would waive its fees and/or reimburse expenses to limit the overall operating expenses of the Fund if total fees and expenses exceeded certain thresholds. The Board of Directors then considered the administrative services to be provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund would pay an administrative fee to the Investment Advisor. The Board of Directors noted that that the Fund's anticipated fees and expenses were reasonable.

Because the Fund had not commenced operations and the Investment Advisor had not yet received any fees, the Board of Directors did not consider the profitability of the Investment Advisor. The Board of Directors also took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor would be eligible to receive by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees to be received by the Investment Advisor under the Administration Agreement, and noted the significant services to be received, such as compliance,

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services would be beneficial to the Fund.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were no significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors considered both the services to be rendered and the fees to be paid under the Advisory Agreement to other contracts of the Investment Advisor and to contracts of other investment advisers. The Board of Directors also considered fees charged by the Investment Advisor to institutional and other clients.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the Advisory Agreement.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

William F. Scapell
Vice President

Elaine Zaharis-Nikas
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

Albert Laskaj
Treasurer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—LPXAX
Class  C—LPXCX
Class  I—LPXIX
Class  R—LPXRX
Class  Z—LPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Low Duration Preferred and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

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Semiannual Report October 31, 2016

Cohen & Steers Low Duration Preferred and Income Fund

LPXAXSAR

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Chief Financial Officer
(Principal Financial Officer)

Date: December 30, 2016